S000074168 [Member] Investment Strategy - iShares ESG Advanced Investment Grade Corporate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (the “Underlying Index”), developed by Markit Indices Limited (the “Index Provider” or “Markit”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”). The Underlying Index is designed to apply climate-based and values-based screens to the Markit iBoxx USD Liquid Investment Grade Index (the “Parent Index”), and also is designed to select issuers with average or above ESG ratings relative to their sector peers, as identified by MSCI ESG Research. The Underlying Index is a modified market value weighted index with a cap on each issuer of 3% of the Underlying Index at each monthly rebalancing.
The Parent Index is designed to reflect the performance of U.S. dollar denominated investment grade corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by Markit; (ii) have an average rating of investment grade (ratings from Fitch Ratings, Inc., Moody’s Investors Service, Inc. or Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) have at least $750 million of outstanding face value for the specific bond issue; (iv) are from issuers with at least $2 billion outstanding face value of all of the issuer's bonds eligible for inclusion in the Parent Index; and (v) have at least three years to maturity at rebalance (three years and six months to maturity for new index insertions).
To construct the Underlying Index, Markit begins with the Parent Index and then applies a series of climate-based and values-based screens. The climate-based screens remove issuers with an industry tie to fossil fuels (e.g., thermal coal, oil, and gas) including reserve ownership, related revenues and power generation (as determined by MSCI ESG Research); issuers classified by IHS Markit in the Oil and Gas Market Sector; and issuers with low MSCI Environmental controversies scores (in this instance, below two (2)). The values-based screens remove controversial business activities (as determined by MSCI ESG Research) including adult entertainment, alcohol, civilian firearms, controversial weapons, conventional weapons, for-profit prisons, gambling, genetically modified organisms, nuclear power, nuclear weapons, palm oil, predatory lending, and tobacco based on revenue or percentage of revenue thresholds for certain categories (e.g., $500 million or 50%) and categorical exclusions for others (e.g., nuclear weapons). The values-based screens also remove issuers violating the United Nations Global Compact. Additionally, the Index Provider removes issuers with a MSCI ESG rating below BBB and issuers with a low MSCI ESG controversies score (in this instance, below one (1)).
To determine if companies are involved in ESG controversies, MSCI ESG Research assesses the possible negative environmental, social, and/or governance impact of a company’s operations or products on a scale from 0 to 10, with 0 being the most severe controversy rating. To determine if companies are involved in environmental controversies, MSCI ESG Research assesses the possible impact of a company’s operations or products in environmental issues such as energy and climate change, land use and biodiversity, toxic emissions and waste, water stress and operational waste. The impact is rated on a scale from 0 to 10, with 0 being the most severe controversy rating. To determine ESG ratings, MSCI ESG Research rates the ESG characteristics of securities on a scale of “CCC” (lowest) to “AAA” (highest). MSCI ESG Research evaluates a company’s risks and opportunities using a sector specific ESG Key Issues (“Key Issues”) (e.g., carbon emissions) selection and weighting model. Each company is scored on a scale of 0 to 10, with 10 being the highest, for each Key Issue before being provided an ESG rating based on average Key Issue score.
The Underlying Index is rebalanced on a monthly basis, on the last business day of each month. As of February 28, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time. As of February 28, 2025, the Underlying Index was comprised of 1,827 components.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options, and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the
Underlying Index.  Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Markit, MSCI ESG Research, or their affiliates, which are independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.